Organization and principal activities (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Interest Income On Loans	¥ 20,627	¥ 105,570	¥ 118,396
VIEs [Member]
Statement [Line Items]
Interest Income On Loans	20,627	105,570	118,396
Net Profit	¥ (128,072)	¥ 19,854	¥ 58,616